Parent entity disclosures	6 Months Ended
Dec. 31, 2025
Parent entity disclosures [Abstract]
Parent entity disclosures
Note 27. Parent entity disclosures

	6 months ended 31-Dec-25	12 months ended 30-Jun-25
Result for the parent entity	$'000	$'000

Loss for the period	(367)	(1,767)
Total comprehensive loss for the period	(367)	(1,767)

	31-Dec-25	30-Jun-25
Financial position of the parent entity	$'000	$'000

Current assets	121,290	117,668
Non-current assets	151,245	151,237

Total assets	272,535	268,905

	31-Dec-25	30-Jun-25
	$'000	$'000

Current liabilities	556	618
Non-current liabilities	139	69

Total liabilities	695	687

Net assets	271,840	268,218

Contributed equity	309,498	302,651
Reserves	(14,041)	(11,184)
Accumulated losses	(23,617)	(23,249)

Total equity	271,840	268,218

Parent entity contingencies and disclosures

Commitments of the Company as at reporting date are disclosed in Note 29 to the financial statements.

Parent entity guarantees in respect of debts of its subsidiaries

No guarantees have been entered into by the Company in relation to the debts of its subsidiaries.